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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

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


PAR                                                                                  YIELD ON
AMOUNT                                                            MATURITY           DATE OF        AMORTIZED
(000)             DESCRIPTION                                       DATE             PURCHASE         COST

                  MUNICIPAL BONDS 102.4%
                  7 DAY FLOATERS    50.8%
     $  800       Broward Cnty, FL Ed Facs Auth City Coll
                  Proj (LOC: Citibank)                            04/07/05            1.680%      $  800,000
        800       Floyd Cnty, GA Dev Auth Rev Berry College
                  Inc Proj (LOC: SunTrust Bank)                   04/06/05            3.250          800,000
        800       Franklin Cnty, TN Hlth & Ed Fac Univ of the
                  South (LOC: SunTrust Bank)                      04/06/05            3.050          800,000
        800       Fulton Cnty, GA Dev Auth Rev Pace Academy
                  Inc Proj (LOC: Bank of America)                 04/07/05            1.100          800,000
        800       Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr
                  Mfg Proj Ser A                                  04/06/05            3.900          800,000
        800       Maryland St Trans Auth Baltimore/Washington
                  DC Arpt Ser A (LOC: State Street Bank &
                  Trust)                                          04/07/05            1.000          800,000
        800       Medical Ctr Hosp Auth GA Rev Adj Spring
                  Harbor at Green Island (LOC: Bank of
                  Scotland)                                       04/07/05            1.080          800,000
        800       Mississippi Bus Fin Corp Assembly & Mfg
                  Proj (LOC: JP Morgan Chase)                     04/06/05            1.030          800,000
        800       North Miami, FL Ed Fac Rev Miami Cntry Day
                  Sch Proj (LOC: Bank of America)                 04/07/05            3.800          800,000
        775       Palm Beach Cnty, FL Rev Henry Morrison
                  Flagler Proj (LOC: Northern Trust Co)           04/07/05            1.080          775,000
        465       Quad Cities, IL Regl Econ Dev Auth IL Indl
                  Dev Rev Seaberg Inds Inc Proj (LOC: Wells
                  Fargo Bank)                                     04/07/05            3.400          465,000
        800       Washington St Hsg Fin Comm Multi-Family Mtg
                  Rev (LOC: Harris Trust & Savings Bank)          04/05/05            1.080          800,000
                                                                                             ----------------
                  TOTAL 7 DAY FLOATERS (a)                                                         9,240,000
                                                                                             ----------------

                  BONDS/NOTES 35.7%
        500       Arizona St Trans Brd Exc Tax Maricopa Cnty
                  Regl Area                                       07/01/05            2.250          504,557
        285       Delaware Cnty, PA Indl Dev Auth Elder Care
                  Fac Sr Quarters Proj                            09/01/05            2.250          300,958
        500       Florida St Brd Ed Cap Outlay Pub Ed Ser A
                  Rfdg                                            06/01/05            5.500          507,685
        195       Ford Cnty, KS Ser A Rfdg (FSA Insd)             06/01/05            1.950          195,235
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


        775       Henderson, NV Loc Impt Dists No T10 Ser A
                  Rfdg (FSA Insd)                                 08/01/05            4.000          779,903
        800       Houston, TX Ser C Rfdg                          04/01/05            5.700          800,000
        500       Illinois Edl Facs Auth Revs Univ Chicago
                  Ser A                                           07/01/05            1.690          501,830
        310       Louisiana St Ser A (AMBAC Insd)                 05/01/05            5.800          310,996
        125       Maine St Gen Purp                               06/15/05            4.200          125,562
      1,000       Texas St Tax & Rev Antic                        08/31/05            3.000        1,003,810
        245       Utah St Bldg Ownership Auth St Facs Master
                  Lease Pgm A Rfdg                                05/15/05            1.780          245,358
        220       Utah St Bldg Ownership Auth St Facs Master
                  Lease Pgm B Rfdg                                05/15/05            1.780          220,321
      1,000       West Virginia Higher Ed Policy Commission
                  Univ Facs Ser A Rfdg (MBIA Insd)                04/01/05            1.950        1,000,000
                                                                                             ----------------
                  TOTAL BONDS/NOTES                                                                6,496,215
                                                                                             ----------------

                  DAILY VARIABLE RATE SECURITIES    11.5%
        600       Farmington, NM Pollutn Ctl Rev AZ Pub Svc
                  Co Ser B Rfdg (LOC: Barclays Bank)              04/01/05            2.210          600,000
        600       Nebraska Ed Fin Auth Rev Creighton Univ
                  Proj (AMBAC Insd)                               04/01/05            1.750          600,000
        600       Pitkin Cnty, CO Indl Dev Rev Aspen Skiing
                  Co Proj Ser A Rfdg (LOC: JP Morgan Chase)       04/01/05            1.890          600,000
        300       Uinta Cnty, WY Pollutn Ctl Rev Chevron USA
                  Inc Proj                                        04/01/05            1.640          300,000
                                                                                             ----------------
                  TOTAL DAILY VARIABLE RATE SECURITIES (a)                                         2,100,000
                                                                                             ----------------

                  COMMERCIAL PAPER    4.4%
        800       Metropolitan Atlanta Rapid Tran Auth GA
                  Sales Tax Rev                                   05/05/05            2.020          800,000
                                                                                             ----------------


                  TOTAL INVESTMENTS    102.4% (b)                                                 18,636,215

                  LIABILITIES IN EXCESS OF OTHER ASSETS
                  (2.4%)                                                                           (441,615)
                                                                                             ----------------

                  NET ASSETS    100.0%                                                           $18,194,600
                                                                                             ----------------



                  Percentages are calculated as a percentage of net assets.
(a)               Securities include a put feature allowing
                  the Fund to periodically put the securities
                  back to the issuer at amortized cost on
                  specified dates.  The interest rates shown
                  represent the current interest rates earned
                  by the Fund based on the most recent reset
                  dates.  The maturity date shown represents
                  the next reset date.
(b)               At March 31, 2005, cost is identical for
                  both book and federal income tax purposes.
AMBAC         -   AMBAC Indemnity Corp.
FSA           -   Financial Security Assurance Inc.
LOC           -   Letter of Credit
MBIA          -   Municipal Bond Investors Assurance Corp.
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005